Summary of Organization and Significant Accounting Policies - Business and Credit Concentration (Details) - Summit Materials, LLC - state	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Business and Credit Concentrations
Number of states in which the entity operates	24
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Business and Credit Concentrations
Customer accounted revenue (as a percent)		10.00%	10.00%	10.00%
Sales Revenue, Net [Member] | Maximum [Member] | Customer Concentration Risk [Member]
Business and Credit Concentrations
Customer accounted revenue (as a percent)	10.00%